First Trust Bloomberg Shareholder Yield ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	90 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Shareholder Yield Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		16.00%
Nasdaq Riskalyze US Large Cap(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			15.16%	11.70%	11.74%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	14.35%
First Trust Bloomberg Shareholder Yield ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.43%	11.58%	11.43%
Performance Inception Date		Jun. 20, 2017
First Trust Bloomberg Shareholder Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.58%	10.86%	10.71%
First Trust Bloomberg Shareholder Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.31%	8.85%	8.92%

[1]	On March 4, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large CapTM Index to the Bloomberg Shareholder Yield Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to March 4, 2024, reflect performance of the Fund based on the Nasdaq Riskalyze US Large CapTM Index and are not necessarily indicative of the performance that the Fund, based on the Bloomberg Shareholder Yield Index, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.